Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2023		2024		2025
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	246,262,004	€2,463	251,408,922	€2,514	1,599,589,702	€15,996
Converted to U.S. dollars at historical exchange rates		$2,878		$2,934		$18,718